SHARE-BASED COMPENSATION (Details 4) (USD $)	12 Months Ended			1 Months Ended		8 Months Ended	12 Months Ended					0 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011 Stock Options	Jan. 31, 2011 Stock Options	Oct. 31, 2010 Stock Options	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Dec. 31, 2010 Stock Options	Dec. 31, 2012 Restricted Shares	Dec. 31, 2011 Restricted Shares	Oct. 15, 2009 2009 Plan Stock Options	Dec. 31, 2012 2009 Plan Restricted Shares	Dec. 31, 2011 2009 Plan Restricted Shares	Dec. 31, 2011 2009 Plan Restricted Shares Class A ordinary shares	May 31, 2011 2009 Plan Restricted Shares Class A ordinary shares Awards vesting from May 12, 2011	Sep. 30, 2011 2009 Plan Restricted Shares Class A ordinary shares Awards vesting on August 31, 2012	Sep. 30, 2011 2009 Plan Restricted Shares Class A ordinary shares Awards vesting at the ending of each calendar month subsequent to September 1, 2012	Dec. 31, 2011 2009 Plan Restricted Shares Class A ordinary shares Awards vesting on the first anniversary of the vesting commencement date as of October 26, 2012	Dec. 31, 2011 2009 Plan Restricted Shares Class A ordinary shares Awards vesting at the 26th day of each calendar month subsequent to October 26, 2012	May 31, 2011 2009 Plan Restricted Shares Class A ordinary shares David Chao	Sep. 30, 2011 2009 Plan Restricted Shares Class A ordinary shares Employee
Unrecognized share-based compensation cost disclosure
Unrecognized share-based compensation expense relating to share options							$ 33,434,000
Weighted-average vesting period for recognition of unrecognized share-based compensation cost							2 years 9 months 29 days						2 years 9 months 25 days
Awards granted (in shares)															3,750,000						18,000	60,000
Award vesting period					4 years	4 years						3 years				3 months
Award vesting percentage				25.00%	25.00%												25.00%	75.00%	25.00%	75.00%
Weighted number of restricted shares
Outstanding at the beginning of the period (in shares)										3,810,000
Granted (in shares)															3,750,000						18,000	60,000
Vested (in shares)										(1,074,033)
Forfeited (in shares)										(169,191)
Outstanding at the end of the period (in shares)										2,566,776	3,810,000
Weighted average fair value per ordinary share at the grant dates
Outstanding at the beginning of the period (in dollars per share)										$ 1.11
Granted (in dollars per share)											$ 1.12
Vested (in dollars per share)										$ 1.11
Forfeited (in dollars per share)										$ 1.10
Outstanding at the end of the period (in dollars per share)										$ 1.11	$ 1.11
Other disclosures
Compensation expense							10,897,000	5,523,000	2,798,000				955,000	255,000
Unrecognized compensation expense													2,684,000
Expected weighted-average period for unrecognized compensation expense to be recognized							2 years 9 months 29 days						2 years 9 months 25 days
Income tax benefit recognized in the statements of operations for share-based compensation	$ 0	$ 0	$ 0